NOTE 6 - INTANGIBLE ASSETS - Amortization Expense (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling Twelve Months	$ 209,719
Finite-Lived Intangible Asset, Expected Amortization, Year Two	209,719
Finite-Lived Intangible Asset, Expected Amortization, Year Three	209,719
Finite-Lived Intangible Asset, Expected Amortization, Year Four	209,719
Finite-Lived Intangible Asset, Expected Amortization, Year Five	209,719
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	545,586
Finite-Lived Patents, Gross	151,860	$ 111,256	$ 75,658
[custom:FiniteLivedIntangibleAssetsAccumulatedAmortizationTotal-0]	1,594,181
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling Twelve Months	7,593
Finite-Lived Intangible Asset, Expected Amortization, Year Two	7,593
Finite-Lived Intangible Asset, Expected Amortization, Year Three	7,593
Finite-Lived Intangible Asset, Expected Amortization, Year Four	7,593
Finite-Lived Intangible Asset, Expected Amortization, Year Five	7,593
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	113,895
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling Twelve Months	199,838
Finite-Lived Intangible Asset, Expected Amortization, Year Two	199,838
Finite-Lived Intangible Asset, Expected Amortization, Year Three	199,838
Finite-Lived Intangible Asset, Expected Amortization, Year Four	199,838
Finite-Lived Intangible Asset, Expected Amortization, Year Five	199,838
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	399,674
[custom:FiniteLivedIntangibleAssetsAccumulatedAmortizationTotal-0]	1,398,864
Acquisition-related Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Amortization Expense, Next Rolling Twelve Months	2,288
Finite-Lived Intangible Asset, Expected Amortization, Year Two	2,288
Finite-Lived Intangible Asset, Expected Amortization, Year Three	2,288
Finite-Lived Intangible Asset, Expected Amortization, Year Four	2,288
Finite-Lived Intangible Asset, Expected Amortization, Year Five	2,288
Finite-Lived Intangible Asset, Expected Amortization, after Year Five	32,017
[custom:FiniteLivedIntangibleAssetsAccumulatedAmortizationTotal-0]	$ 43,457